Borrowing (Details Narrative) - PPP Loan [Member]	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Fixed interest rate	1.00%
Maturity period	Loans issued prior to June 5 have a maturity of 2 years. Loans issued after June 5 have a maturity of 5 years.